[Dechert LLP Letterhead]

Via EDGAR

April 13, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	ING Equity Trust (the “Registrant”)
(File No. 811-08817)

Ladies and Gentlemen:

On behalf of the Registrant, attached for electronic filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940 is a preliminary proxy statement, form of proxy, and related proxy materials relating to a June 19, 2007 special meeting of shareholders of the ING SmallCap Value Choice Fund (the “Fund”), a series of the Registrant.

The Registrant’s Board of Trustees (the “Board”) is soliciting the votes of the Fund’s shareholders to approve the appointment of ING Investment Management Co. (“ING IM”) as an additional sub-adviser to the Fund and the implementation of an additional sub-advisory agreement for the Fund between ING Investments, LLC and ING IM.

No fees are required in connection with this filing.  Please call the undersigned at (202) 261-3459 with any questions regarding the attached.

Sincerely,

/s/ Reza Pishva

Attachment